Related-Party Balances and Transactions	12 Months Ended
Dec. 31, 2023
Related-Party Balances and Transactions [Abstract]
Related-party Balances and Transactions

(20) Related-party Balances and Transactions

The principal related-party balances as of December 31, 2022 and 2023, and transactions for the years ended December 31, 2021, 2022 and 2023 are as follows:

(i)	On December 28, 2020, the Group entered into a framework strategic partnership agreement, or, the “Agreement”, with Puyi Enterprise Management Consulting Co., Ltd (“Puyi Consulting”), which was controlled by HPH (formerly known as “Puyi”). Pursuant to the Agreement, both parties, on the basis of full compliance with relevant regulatory and legal requirements will share customer and channel resources and explore collaboration opportunities on the provision of value-added asset management services to Chinese households, by leveraging both parties’ respective strength in insurance and financial services. For the year ended December 31, 2021, the Group incurred RMB5,386 commission cost to Puyi Consulting and the balance of accounts payable as of December 31, 2021 was RMB2,894. For the year ended December 31, 2022, the Group incurred RMB13,548 commission cost to Puyi Consulting and the balance of account payable as of December 31, 2022 was RMB4,987. For the year ended December 31, 2023, the Group incurred RMB1,590 commission cost to Puyi Consulting and the balance of account payable as of December 31, 2023 was nil. In order to diversify the Group’s services and product offerings, the Group provided referral services of publicly-raised and privately-raised fund products provided by HPH’s clients, the Group referred HPH’s financial advisors to their clients and HPH’s financial advisors will be responsible for providing product information and handling purchasing procedures. For the year ended December 31, 2022, the Group incurred RMB1,166 referral service fee from HPH and the balance of account receivable as of December 31, 2022 was RMB1. For the year ended December 31, 2023, the Group incurred RMB530 referral service fee from HPH and the balance of account receivable as of December 31, 2023 was nil.

(ii)	On March 7, 2022, the Group entered into an agreement with Puyi Consulting. Pursuant to this agreement, Puyi Consulting provided training services and customer salon support services to the Group. For the year ended December 31, 2022, the Group incurred RMB7,017 services expense to Puyi Consulting and the balance of other payable as of December 31, 2022 was RMB4,177. For the year ended December 31, 2023, the Group incurred RMB3,231 services expense to Puyi Consulting and the balance of other payable as of December 31, 2023, was nil.

(iii)

As disclosed in Note (9), the Group entered into a share repurchase agreement with HPH, pursuant to which the Group agreed to transfer all of its 4.46% equity interests in HPH back to HPH on December 22, 2023. Concurrently, a wholly-owned subsidiary of the Group entered into a share transfer agreement with HPH to acquire 15.41% equity interests in Puyi Fund, a wholly-owned subsidiary of HPH, at the aggregate consideration of the aforementioned 4.46% equity interests in HPH and cash of RMB10,463.

(iv)	As disclosed in Note (3)(d), the Group acquired 100% equity interest in Puyi Family Office (Chengdu) from HPH for a nominal consideration on December 31, 2023.